Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes

Note 12 - Income Taxes

The Association qualifies as a savings and loan association under the provisions of the Internal Revenue Code and, therefore, was permitted, prior to January 1, 1996, to deduct from Federal taxable income an allowance for bad debts based on eight percent of taxable income before such deduction, less certain adjustments, subject to certain limitations. Beginning January 1, 1996, the Association, for Federal income tax purposes, must calculate its tax bad debt deduction using either the experience or the specific charge off method. Retained earnings at December 31, 2011 and 2010, include approximately $3,368,000 of such bad debt deductions for which income taxes have not been provided. During 2010, amendments of the New York State and New York City's tax law and ordinance conformed the bad debt deduction to the deduction allowed under the Federal income tax law for taxable years beginning on or after January 1, 2010.

The components of income taxes are summarized as follows:

	Years Ended December 31,
	2011	2010
Current income tax expense:
Federal	$7,610	$435,949
State and city	34,768	102,960

	42,378	538,909

Deferred income tax (benefit):
Federal	(307,983)	(220,694)
State and city	(365,996)	(161,966)

	(673,979)	(382,660)

	$(631,601)	$156,249

The following table presents a reconciliation between reported income taxes and the income taxes which would be computed by applying the applicable Federal income tax rate of 34% to consolidated (loss) income before income taxes:

	Years Ended December 31,
	2011	2010
Federal income tax (benefit) expense	$(431,726)	$203,143
(Decreases) increases in income taxes resulting from:
New York State and City taxes, net of federal income tax effect	(218,610)	(38,944)
BOLI income and other non-taxable items	(18,735)	(7,950)

Income Tax (Benefit) Expense	$(631,601)	$156,249
Effective Income Tax Rate	49.74%	26.15%

The income tax effects of existing temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities are as follows:

	December 31,
	2011	2010

Deferred income tax assets:
Allowance for loan losses	$1,013,995	$686,302
Non-accrual interest	437,777	276,891
Depreciation	73,902	134,011
Deferred compensation	308,592	309,342
Benefit plans	774,357	346,695
Net operating loss carry forward	341,961	—
Other	86	46,904
	2,950,670	1,800,145
Deferred income tax liabilities	—	—

Net Deferred Income Tax Asset Included in Other Assets	$2,950,670	$1,800,145

At December 31, 2011, the Company had net operating loss carry forwards of $634,000 for federal purposes and $1.1 million for New York State and New York City purposes. As a result of the $9.1 million gain recognized on the January 2012 building sale (discussed in Notes 1 and 20 to these consolidated financial statements), the Company expects to fully utilize all net operating loss carry forwards in 2012.